Goodwill and Other Intangibles - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018
Goodwill and Other Intangibles
Goodwill (Note 8)	$ 2,969.2	$ 2,576.5		$ 2,968.8
Impairment loss on goodwill	$ 0.0	$ 0.0	$ 0.0